Expense Example - FidelityFocusedStockFund-RetailPRO - FidelityFocusedStockFund-RetailPRO - Fidelity Focused Stock Fund - Fidelity Focused Stock Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762